15. Income Taxes (Sept 2019 Note) (Details Narrative) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Uncertain tax positions	$ 0	$ 0
Deferred tax assets, net	$ 0	$ 0	$ 0